PURCHASE OF U.S. PAPER MILLS (Details Textual) CAD in Millions, $ in Millions			3 Months Ended	12 Months Ended
	Jan. 07, 2015 CAD	Jan. 07, 2015 USD ($)	Sep. 30, 2015 CAD	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Jan. 07, 2015 USD ($)
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	CAD 73.9	$ 62.4
Line Of Credit Facility, Maximum Borrowing Capacity	175.0
Line Of Credit Facility, Current Borrowing Capacity				CAD 85.5		$ 225.0
Senior Notes	CAD 260.5					$ 25.0
Fair Value Inputs, Discount Rate	20.00%	20.00%
Senior Notes Gross Proceeds | $		$ 20.0
Discounted Cash Flow Analysis Value				CAD 137.5	$ 116.0
Multiples Analysis Estimates Description				The guideline public company multiples analysis estimates the value of the assets and liabilities based on a relative comparison with other publicly traded companies with similar operating and financial characteristics. Under this valuation methodology, the enterprise values the assets and liabilities of these publicly traded companies. The implied multiple as of January 7, 2015 was estimated to be 4.4 X 2015 projected EBITDA and 5.7 X 2015 projected EBITDA for the Biron mill and Rumford mill, respectively.	The guideline public company multiples analysis estimates the value of the assets and liabilities based on a relative comparison with other publicly traded companies with similar operating and financial characteristics. Under this valuation methodology, the enterprise values the assets and liabilities of these publicly traded companies. The implied multiple as of January 7, 2015 was estimated to be 4.4 X 2015 projected EBITDA and 5.7 X 2015 projected EBITDA for the Biron mill and Rumford mill, respectively.
General Discussion of Pension and Other Postretirement Benefits				As of September 30, 2015, adjustments were made to the preliminary fair value allocation to the pension liability, other post-employment benefits (OPEB) liability, and the long-term environmental remedial obligations assumed as of the date of acquisition date of January 7, 2015. The present value of the future pension liability was reduced by $4.4 million and an OPEB liability was recognized with a fair value of $3.1 million based on finalized actuarial assumptions, and the long-term environmental remedial obligations were reduced by $1.4 million based on the final determination of the expected date of future remediation of the Rumford landfill site, with a related increase to the bargain purchase gain and an increase to taxes previously reported.	As of September 30, 2015, adjustments were made to the preliminary fair value allocation to the pension liability, other post-employment benefits (OPEB) liability, and the long-term environmental remedial obligations assumed as of the date of acquisition date of January 7, 2015. The present value of the future pension liability was reduced by $4.4 million and an OPEB liability was recognized with a fair value of $3.1 million based on finalized actuarial assumptions, and the long-term environmental remedial obligations were reduced by $1.4 million based on the final determination of the expected date of future remediation of the Rumford landfill site, with a related increase to the bargain purchase gain and an increase to taxes previously reported.
Increase in Gain on Purchase of Bargain				CAD 2.9
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets				43.9
General and Administrative Expense, Total			CAD 0.0	CAD 4.5
Biron Mill [Member]
Business Acquisition [Line Items]
Production Capacity of Per Ton | $		136.0
Rumford Mill [Member]
Business Acquisition [Line Items]
Production Capacity of Per Ton | $		$ 112.0
Debt and Equity [Member]
Business Acquisition [Line Items]
Fair Value Inputs, Discount Rate				13.00%	13.00%